Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Exhibit 1 - Consolidated subsidiaries, associates and joint ventures
Disclosure of interests in subsidiaries

Consolidated subsidiary companies (1/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Refinería de Cartagena S.A.S.	U.S. dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	16,582,279	(1,688,830)	27,321,381	10,739,102
Cenit Transporte y Logística S.A.S. (*)	Colombian peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	16,310,718	4,696,705	18,303,490	1,992,772
Ecopetrol Global Energy S.L.U	U.S. dollar	100%	Investment vehicle	Spain	Spain	9,320,715	(434,773)	9,321,078	363
Ecopetrol USA Inc.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	7,550,468	(294,497)	7,552,294	1,826
Ecopetrol Permian LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	3,566,413	(38,855)	3,590,934	24,521
Hocol Petroleum Limited	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	3,444,262	314,057	3,444,326	64
Oleoducto Central S. A. - Ocensa	U.S. dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,012,894	2,528,350	6,277,969	3,265,075
Hocol S.A.	U.S. dollar	100%	Exploration, exploitation and production of hydrocarbons	Cayman Islands	Colombia	2,376,723	300,828	3,877,096	1,500,373
Ecopetrol América LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,320,615	(353,806)	2,749,860	429,245
Esenttia S.A.	U.S. dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	1,870,802	263,126	2,445,757	574,955
Ecopetrol Capital AG	U.S. dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.	Switzerland	Switzerland	1,872,129	176,999	7,482,055	5,609,926
Ecopetrol Oleo é Gas do Brasil Ltda.	Brazilian real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	1,657,410	(95,164)	1,692,673	35,263
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	55.97%	Transportation by crude oil pipelines	Colombia	Colombia	1,621,598	214,482	3,577,534	1,955,936
Andean Chemicals Ltd.	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	1,268,047	(163,877)	1,268,327	280
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Transportation by crude oil pipelines	Panama	Colombia	1,047,791	444,625	1,465,305	417,514
Black Gold Re Ltd.	U.S. dollar	100%	Reinsurer for companies of the Ecopetrol Business Group	Bermuda	Bermuda	837,693	54,412	1,079,572	241,879

(*) Includes the effect of unrealized profits from transactions of companies in the transport and logistics segment.

Consolidated subsidiaries (2/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A. y subsidiarias	Colombian peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	765,720	176,865	1,311,588	545,868
Oleoducto de Colombia S.A. - ODC	Colombian peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	411,180	353,424	640,292	229,112
Esenttia Masterbatch Ltda	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	322,511	166,911	401,404	78,893
ECP Hidrocarburos de México S.A. de C.V.	U.S. dollar	100%	Offshore exploration	Mexico	Mexico	59,279	(44,010)	124,237	64,958
Ecopetrol del Perú S.A.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	53,003	305	55,202	2,199
Bioenergy S.A.S. (1)	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	26,508	(20,248)	194,257	167,749
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	13,356	1,148	32,017	18,661
Ecopetrol Energía S.A.S E.S.P.	Colombian peso	100%	Energy supply service	Colombia	Colombia	12,661	5,256	72,859	60,198
Esenttia Resinas del Perú SAC	U.S. dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	6,275	1,319	39,833	33,558
Topili Servicios Administrativos S de RL de CV	Mexican peso	100%	Specialized management services	Mexico	Mexico	16	(35)	20	4
Kalixpan Servicios Técnicos S de RL de CV	Mexican peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	20	(31)	24	4
Bioenergy Zona Franca S.A.S. (1)	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	(92,416)	(2,850)	361,769	454,185

Disclosure of interests in associates and joint ventures

Associated companies and joint ventures

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Joint ventures
Equion Energía Limited	U.S. dollar	51%	Exploration, exploitation and production of hydrocarbons	United Kingdom	Colombia	2,499,319	167,727	2,630,351	131,032
Offshore International Group Inc.	U.S. dollar	50%	Exploration, exploitation and production of hydrocarbons	United States	Peru	543,621	(237,752)	1,568,795	1,025,174
Ecodiesel Colombia S.A. (2)	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	103,344	29,188	167,801	64,457
Associates
Gases del Caribe S.A. E.S.P.	Colombian peso	25.40%	Natural gas distribution and commercialization	Colombia	Colombia	489,367	278,329	2,132,231	1,642,864
Gas Natural del Oriente S.A. E.S.P.	Colombian peso	17.91%	Natural gas distribution and commercialization	Colombia	Colombia	111,181	52,956	202,644	91,463
Gases de la Guajira S.A. E.S.P.	Colombian peso	5.36%	Natural gas distribution and commercialization	Colombia	Colombia	55,265	18,128	170,937	115,672
Colombiana de Extrusión S.A. -Extrucol S.A.	Colombian peso	18.16%	Production of pipes and accessories in polyethylene	Colombia	Colombia	39,620	7,493	66,110	26,490
E2 Energía Eficiente S. A. E.S.P.	Colombian peso	9.92%	Energy services, supply, optimization, development, renewal and innovation of energy resources and infrastructure	Colombia	Colombia	28,802	4,062	93,736	64,934
Serviport S.A. (3)	Colombian peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements	Colombia	Colombia	17,430	568	45,457	28,027
Sociedad Portuaria Olefinas y Derivados S.A. (2)	Colombian peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks	Colombia	Colombia	4,432	562	8,196	3,764
(1)	Companies in liquidation process. See Note 2.2 Basis for consolidation.
(2)	Information available as of November 30, 2020.

Information available as of September 30, 2020, The investment is 100% impaired.